Parent Company Financial Statements - Schedule of Condensed Statements of Income and Comprehensive Income (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense:
Total interest expense	$ 1,974,000	$ 2,041,000	$ 2,397,000	$ 2,717,000	$ 2,907,000	$ 3,182,000	$ 3,544,000	$ 3,585,000	$ 4,049,000	$ 10,062,000	$ 14,360,000	$ 15,974,000
Noninterest expense:
Legal and professional	1,746,000				1,115,000					5,293,000	3,962,000	2,415,000
Other	668,000				439,000					1,919,000	1,845,000	786,000
Total noninterest expense	20,181,000	20,087,000	17,641,000	17,779,000	15,518,000	11,768,000	11,099,000	14,659,000	9,877,000	71,025,000	47,403,000	30,310,000
Income tax benefit	(608,000)	(133,000)	(617,000)	(955,000)	(1,354,000)	(948,000)	(1,099,000)	(665,000)	(783,000)	(3,059,000)	(3,495,000)	(852,000)
Net income	2,087,000	$ 354,000	$ 2,385,000	$ 3,589,000	5,096,000	$ 2,535,000	$ 4,133,000	$ 2,501,000	$ 2,946,000	11,424,000	12,115,000	2,381,000
Comprehensive income	$ 1,581,000				$ 5,608,000					12,538,000	12,394,000	2,403,000
Parent
Interest expense:
Interest on notes payable										1,091,000	1,615,000	1,436,000
Total interest expense										1,091,000	1,615,000	1,436,000
Noninterest expense:
Legal and professional										680,000	1,233,000	937,000
Other										23,000	37,000	(1,000)
Total noninterest expense										703,000	1,270,000	936,000
Loss before income tax expense and equity in undistributed earnings of subsidiaries										(1,794,000)	(2,885,000)	(2,372,000)
Income tax benefit										359,000	384,000	498,000
Loss before equity in undistributed earnings in subsidiaries										(1,435,000)	(2,501,000)	(1,874,000)
Equity in undistributed earnings of subsidiaries										12,859,000	14,616,000	4,255,000
Net income										11,424,000	12,115,000	2,381,000
Comprehensive income										$ 12,538,000	$ 12,394,000	$ 2,404,000